Investment Objectives and Goals - Innovator Premium Income 15 Buffer ETF - April	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Premium Income 15 Buffer ETF™ – April
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors, over the period from April 1, 2026 to March 31, 2027, with an investment that provides a high level of income through a Defined Distribution Rate of 7.57% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% of State Street SPDR® S&P 500® ETF Trust losses.